SCHEDULE OF INVESTMENTS
Delaware Ivy Strategic Income Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Hong Kong
Consumer Discretionary – 0.1%
Studio City International Holdings Ltd. ADR(A)(B)	65	$348

Total Hong Kong - 0.1%		$348
United States
Communication Services – 0.4%
Frontier Communications Corp.(A)	39	1,154

Consumer Discretionary – 0.3%
Laureate Education, Inc., Class A	20	241
New Cotai Participation Corp., Class B(A)(C)(D)(E)	414	530
True Religion Apparel, Inc.(A)(C)(E)	—*	53
		824

Energy – 0.5%
Foresight Energy L.P.(A)(C)(E)	42	976
KCA Deutag UK Finance plc(A)	5	457
Westmoreland Coal Co.(A)	7	18
		1,451

Total United States - 1.2%		$3,429

TOTAL COMMON STOCKS – 1.3%		$3,777
(Cost: $7,009)

PREFERRED STOCKS
United States
Consumer Discretionary – 0.0%
True Religion Apparel, Inc.(A)(C)	—*	12

Energy – 0.5%
Targa Resources Corp., 9.500%(A)(C)	1	1,569

Total United States - 0.5%		$1,581

TOTAL PREFERRED STOCKS – 0.5%		$1,581
(Cost: $1,661)

WARRANTS
United States – 0.0%
California Resources Corp., expires 10-27-24, Expires 10-27-24(F)	1	$17

TOTAL WARRANTS – 0.0%		$17
(Cost: $119)

CORPORATE DEBT SECURITIES	Principal
Argentina
Energy – 0.2%
Pampa Energia S.A. 7.500%, 1-24-27(G)	$800	692

Industrials – 0.1%
Aeropuertos Argentina 2000 S.A. 8.500%, 8-1-31(G)	259	227

Total Argentina - 0.3%		$919

Australia
Financials – 0.4%
Australia and New Zealand Banking Group Ltd. 4.500%, 3-19-24(G)	1,100	1,172

Utilities – 0.4%
Ausgrid Finance Pty Ltd. 3.850%, 5-1-23(G)	1,100	1,130

Total Australia - 0.8%		$2,302
Bermuda
Communication Services – 0.5%
Digicel International Finance Ltd. 8.000%, 12-31-26(G)	210	206
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK) 13.000%, 12-31-25(G)(H)	111	114
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK) 10.000%, 4-1-24(H)	1,062	1,063
		1,383

Consumer Staples – 0.4%
Bacardi Ltd. 4.450%, 5-15-25(G)	1,100	1,193

Energy – 0.2%
GeoPark Ltd. 5.500%, 1-17-27(G)	600	579

Financials – 0.1%
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK) 7.625%, 10-15-25(G)(H)	321	340

Total Bermuda - 1.2%		$3,495
Brazil
Communication Services – 0.1%
Globo Comunicacoes e Participacoes S.A. 4.875%, 1-22-30(G)	200	195

Financials – 0.3%
XP, Inc. 3.250%, 7-1-26(G)	900	864

Industrials – 0.2%
Cosan Ltd. 5.500%, 9-20-29(G)	700	730

Materials – 0.4%
Nexa Resources S.A. 6.500%, 1-18-28(G)	400	441
Suzano Austria GmbH 2.500%, 9-15-28	1,000	966
		1,407

Utilities – 0.3%
Aegea Finance S.a.r.l. 5.750%, 10-10-24(G)	800	823

Total Brazil - 1.3%		$4,019
British Virgin Islands
Financials – 0.0%
EverArc Escrow S.a.r.l. 5.000%, 10-30-29(G)	31	31

Information Technology – 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. 1.000%, 9-28-27(G)	1,500	1,417

Total British Virgin Islands - 0.5%		$1,448
Canada
Communication Services – 0.3%
Telesat Canada and Telesat LLC:
5.625%, 12-6-26(G)	743	698
6.500%, 10-15-27(G)	145	113
Videotron Ltd. 3.625%, 6-15-29(G)	70	70
		881

Energy – 0.4%
Harvest Operations Corp. 1.000%, 4-26-24(G)	250	248
TransCanada PipeLines Ltd. 4.250%, 5-15-28	900	1,004
		1,252

Financials – 0.5%
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.) 4.350%, 4-15-30	600	677
Royal Bank of Canada:
3.700%, 10-5-23	150	157
4.650%, 1-27-26	550	611
		1,445

Industrials – 0.1%
Garda World Security Corp. (GTD by GW Intermediate Corp.) 4.625%, 2-15-27(G)	324	323
GFL Environmental, Inc. 5.125%, 12-15-26(G)	76	79
		402

Information Technology – 0.1%
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc. 5.000%, 12-31-26(G)	306	303

Materials – 0.2%
NOVA Chemicals Corp.:
5.250%, 6-1-27(G)	275	293
4.250%, 5-15-29(G)	192	193
		486

Total Canada - 1.6%		$4,769
Cayman Islands
Financials – 0.4%
Grupo Aval Ltd.:
4.750%, 9-26-22(G)	300	306
4.375%, 2-4-30(G)	400	384
Itau Unibanco Holdings S.A. 3.250%, 1-24-25(G)	470	477
		1,167

Industrials – 0.2%
DP World Crescent Ltd. 3.875%, 7-18-29	600	641
Lima Metro Line 2 Finance Ltd. 5.875%, 7-5-34(G)	100	115
		756

Total Cayman Islands - 0.6%		$1,923
Chile
Communication Services – 0.1%
VTR Comunicaciones S.p.A. 4.375%, 4-15-29(G)	295	293

Consumer Discretionary – 0.2%
Saci Falabella 3.750%, 10-30-27(G)	500	521

Financials – 0.4%
Banco del Estado de Chile 2.704%, 1-9-25(G)	1,300	1,329

Industrials – 0.2%
Empresa de Transporte de Pasajeros Metro S.A. 3.650%, 5-7-30(G)	600	639

Utilities – 1.0%
Colbun S.A. 4.500%, 7-10-24(G)	1,700	1,796
Enel Chile S.A. 4.875%, 6-12-28	840	927
Inversiones Latin America Power Ltd. 5.125%, 6-15-33(G)	400	384
		3,107

Total Chile - 1.9%		$5,889
China
Communication Services – 0.6%
Tencent Holdings Ltd. 2.985%, 1-19-23(G)	1,000	1,017
Weibo Corp. 3.500%, 7-5-24	900	927
		1,944

Consumer Discretionary – 0.3%
Alibaba Group Holding Ltd. 3.400%, 12-6-27	1,000	1,059

Energy – 0.3%
Sinopec Group Overseas Development (2018) Ltd. 4.125%, 9-12-25(G)	800	869

Information Technology – 0.1%
Baidu, Inc. 3.425%, 4-7-30	250	262

Real Estate – 0.2%
Country Garden Holdings Co. Ltd. 7.250%, 4-8-26	200	198
Logan Group Co. Ltd. 5.750%, 1-14-25	200	192
		390

Total China - 1.5%		$4,524
Colombia
Utilities – 0.3%
Empresas Publicas de Medellin E.S.P. 4.250%, 7-18-29(G)	1,000	950

Total Colombia - 0.3%		$950
Columbia
Communication Services – 0.1%
Colombia Telecomunicaciones S.A. E.S.P. 4.950%, 7-17-30(G)	200	199

Energy – 0.0%
Ecopetrol S.A. 6.875%, 4-29-30	49	55

Utilities – 0.1%
Grupo Energia Bogota S.A. E.S.P. 4.875%, 5-15-30(G)	200	216

Total Columbia - 0.2%		$470
Denmark
Financials – 0.2%
Danske Bank A.S. 5.000%, 1-12-23(G)	700	701

Total Denmark - 0.2%		$701
Hong Kong
Financials – 0.2%
AIA Group Ltd. 3.375%, 4-7-30(G)	200	217
Bangkok Bank Public Co. Ltd. 4.050%, 3-19-24(G)	600	635
		852

Total Hong Kong - 0.2%		$852
India
Communication Services – 0.3%
Network i2i Ltd. 5.650%, 4-15-68(G)	250	263
Summit Digitel Infrastructure Private Ltd. 2.875%, 8-12-31(G)	700	675
		938

Financials – 0.4%
Power Finance Corp. Ltd. 3.900%, 9-16-29	1,100	1,134

Industrials – 0.0%
Adani International Container Terminal Ltd. 3.000%, 2-16-31(G)	196	189

Information Technology – 0.2%
HCL America, Inc. 1.375%, 3-10-26	750	731

Utilities – 0.6%
Adani Electricity Mumbai Ltd. 3.949%, 2-12-30(G)	620	613
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd. 4.375%, 9-8-24(G)	400	406
Adani Transmission Ltd. 4.250%, 5-21-36	181	185
Greenko Mauritius Ltd. 6.250%, 2-21-23(G)	450	460
		1,664

Total India - 1.5%		$4,656
Indonesia
Utilities – 0.3%
Perusahaan Listrik Negara 5.450%, 5-21-28(G)	700	803

Total Indonesia - 0.3%		$803
Isle of Man
Consumer Discretionary – 0.4%
GOHL Capital Ltd. 4.250%, 1-24-27	1,200	1,235

Total Isle of Man - 0.4%		$1,235
Jamaica
Communication Services – 0.6%
Digicel Group Ltd. 8.750%, 5-25-24(G)	316	325
Digicel Group Ltd. (5.000% Cash and 3.000% PIK) 8.000%, 4-1-25(G)(H)	245	227
Digicel Group Ltd. (7.000% Cash or 7.000% PIK) 7.000%, 10-1-68(G)(H)	111	96

Digicel Ltd. 6.750%, 3-1-23(G)	1,400	1,355
		2,003

Financials – 0.4%
Sagicor Financial Co. Ltd. 5.300%, 5-13-28(G)	1,100	1,129

Total Jamaica - 1.0%		$3,132
Japan
Financials – 0.7%
Mitsubishi UFJ Financial Group, Inc. 3.287%, 7-25-27	600	641
Mizuho Financial Group, Inc. 3.170%, 9-11-27	600	633
Sumitomo Mitsui Financial Group, Inc. 3.748%, 7-19-23	940	980
		2,254

Total Japan - 0.7%		$2,254
Luxembourg
Communication Services – 0.5%
Altice Financing S.A. 5.750%, 8-15-29(G)	535	531
Altice France Holding S.A. 6.000%, 2-15-28(G)	768	735
Matterhorn Telecom S.A. 3.125%, 9-15-26(I)	EUR69	79
Millicom International Cellular S.A. 4.500%, 4-27-31(G)	$200	202
		1,547

Consumer Discretionary – 0.1%
B2W Digital Lux S.a.r.l. 4.375%, 12-20-30(G)	200	181

Consumer Staples – 0.1%
JBS Finance Luxembourg S.a.r.l. 3.625%, 1-15-32(G)	400	402

Financials – 0.3%
JSM Global S.a.r.l. 4.750%, 10-20-30(G)	1,000	923

Industrials – 0.1%
Rumo Luxembourg S.a.r.l. 5.250%, 1-10-28(G)	200	206

Total Luxembourg - 1.1%		$3,259
Macau
Consumer Discretionary – 0.2%
Sands China Ltd. 5.125%, 8-8-25	600	630

Total Macau - 0.2%		$630
Malaysia
Consumer Discretionary – 0.4%
GENM Capital Labuan Ltd. 3.882%, 4-19-31(G)	1,400	1,366

Energy – 0.1%
Petronas Capital Ltd. 3.500%, 4-21-30(G)	350	379

Total Malaysia - 0.5%		$1,745
Mauritius
Industrials – 0.1%
HTA Group Ltd. 7.000%, 12-18-25(G)	200	209

Total Mauritius - 0.1%		$209
Mexico
Communication Services – 0.1%
Axtel S.A.B. de C.V. 6.375%, 11-14-24(G)	160	165

Consumer Discretionary – 0.5%
Alsea S.A.B. de C.V. 7.750%, 12-14-26(G)	1,570	1,630

Consumer Staples – 0.5%
Grupo Bimbo S.A.B. de C.V. 4.500%, 1-25-22(G)	248	249
Kimberly-Clark de Mexico 3.800%, 4-8-24(G)	1,000	1,050
		1,299

Energy – 0.1%
Petroleos Mexicanos 6.700%, 2-16-32(G)	237	240

Financials – 0.9%
Banco Santander (Mexico) S.A. 5.950%, 10-1-28(G)	350	369
Banco Santander S.A.:
4.125%, 11-9-22(G)	1,150	1,179
5.375%, 4-17-25(G)	600	655
Trust F/1401 4.869%, 1-15-30(G)	600	635
		2,838

Industrials – 0.6%
Alfa S.A.B. de C.V. 5.250%, 3-25-24(G)	1,400	1,484
Grupo Kuo S.A.B. de C.V. 5.750%, 7-7-27(G)	450	463
		1,947

Materials – 1.3%
CEMEX S.A.B. de C.V. 5.200%, 9-17-30(G)	500	538
Grupo Cementos de Chihuahua S.A.B. de C.V. 5.250%, 6-23-24(G)	1,146	1,167
Industrias Penoles S.A.B. de C.V. 4.150%, 9-12-29(G)	700	756
Orbia Advance Corp. S.A.B. de C.V.:
1.875%, 5-11-26(G)	200	197
4.000%, 10-4-27(G)	1,200	1,284
		3,942

Real Estate – 0.1%
Corporacion Inmobiliaria Vesta S.A.B. de C.V. 3.625%, 5-13-31(G)	400	393

Utilities – 0.3%
Comision Federal de Electricidad:
3.348%, 2-9-31(G)	200	197
3.875%, 7-26-33(G)	750	738
		935

Total Mexico - 4.4%		$13,389
Netherlands
Communication Services – 0.0%
Ziggo Secured Finance B.V. 5.500%, 1-15-27(G)	84	86

Consumer Discretionary – 0.4%
Prosus N.V. 3.680%, 1-21-30(G)	1,110	1,144

Consumer Staples – 0.0%
Diamond (BC) B.V. 4.625%, 10-1-29(G)	49	49

Energy – 0.3%
Minejesa Capital B.V. 5.625%, 8-10-37	200	209

Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.) 5.600%, 1-3-31	500	530
		739

Health Care – 0.1%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.) 6.750%, 3-1-28(B)	400	427

Total Netherlands - 0.8%		$2,445
Nigeria
Financials – 0.4%
Africa Finance Corp.:
4.375%, 4-17-26(G)	900	974
2.875%, 4-28-28(G)	200	199
		1,173

Total Nigeria - 0.4%		$1,173
Norway
Energy – 0.3%
Aker BP ASA 3.750%, 1-15-30(G)	700	742

Total Norway - 0.3%		$742
Panama
Consumer Discretionary – 0.2%
Carnival Corp. 10.500%, 2-1-26(G)	446	510

Financials – 0.4%
Banco do Brasil S.A., Grand Cayman Branch 5.250%, 5-7-69(G)	200	203
Banco Latinoamericanco de Comercio Exterior S.A. 2.375%, 9-14-25(G)	800	802
		1,005

Industrials – 0.1%
ENA Master Trust 4.000%, 5-19-48(G)	200	201

Total Panama - 0.7%		$1,716
Peru
Consumer Discretionary – 0.2%
InRetail Shopping Malls 5.750%, 4-3-28(B)(G)	600	623

Financials – 1.0%
Banco de Credito del Peru 4.250%, 4-1-23(G)	550	569
Banco Internacional del Peru S.A. 3.250%, 10-4-26(G)	1,500	1,533
BBVA Peru 5.250%, 9-22-29	125	131
Corporacion Financiera de Desarrolla S.A. 2.400%, 9-28-27(G)	500	487
Corporacion Financiera de Desarrollo S.A. 5.250%, 7-15-29	200	207
		2,927

Materials – 0.1%
San Miguel Industrias PET S.A. 3.500%, 8-2-28(G)	450	441

Utilities – 0.3%
Kallpa Generacion S.A. 4.875%, 5-24-26(G)	1,000	1,060

Total Peru - 1.6%		$5,051
Saint Lucia
Communication Services – 0.5%
Digicel International Finance Ltd. 8.750%, 5-25-24(G)	1,572	1,615

Total Saint Lucia - 0.5%		$1,615

Saudi Arabia
Financials – 0.1%
Arab Petroleum Investments Corp. 1.483%, 10-6-26(B)(G)	250	247

Total Saudi Arabia - 0.1%		$247
South Korea
Communication Services – 0.2%
SK Telecom Co. Ltd. 3.750%, 4-16-23(G)	500	518

Consumer Discretionary – 0.0%
Kia Corp. 1.750%, 10-16-26(G)	200	198

Financials – 0.4%
Hana Bank 3.500%, 4-19-70(G)	200	205
Hyundai Capital Services, Inc. 3.750%, 3-5-23(G)	900	927
		1,132

Information Technology – 0.4%
SK Hynix, Inc. 3.000%, 9-17-24	1,150	1,189

Materials – 0.2%
LG Chem Ltd. 1.375%, 7-7-26(G)	500	490

Total South Korea - 1.2%		$3,527
Spain
Financials – 0.3%
Banco Santander S.A. 2.706%, 6-27-24	1,000	1,036

Health Care – 0.0%
Grifols Escrow Issuer S.A. 4.750%, 10-15-28(G)	147	150

Total Spain - 0.3%		$1,186
Switzerland
Financials – 0.2%
Credit Suisse Group AG 4.282%, 1-9-28(G)	700	760

Total Switzerland - 0.2%		$760
Thailand
Financials – 0.1%
GC Treasury Center Co. Ltd. 2.980%, 3-18-31(G)	250	253

Total Thailand - 0.1%		$253
Turkey
Consumer Discretionary – 0.1%
Turkiye Sise ve Cam Fabrikalari A.S. 6.950%, 3-14-26(G)	200	205

Total Turkey - 0.1%		$205
United Arab Emirates
Financials – 1.4%
DAE Funding LLC 1.550%, 8-1-24(G)	300	298
First Abu Dhabi Bank PJSC 4.500%, 4-5-69	200	210
ICICI Bank Ltd. 4.000%, 3-18-26(G)	1,200	1,283
NBK SPC Ltd. 1.625%, 9-15-27(G)	1,800	1,757
NBK Tier 1 Financing (2) Ltd. 4.500%, 5-27-68(G)	300	306
NBK Tier 1 Financing Ltd. 3.625%, 8-24-69(G)	206	204
		4,058

Industrials – 0.1%
DP World plc 4.700%, 9-30-49	200	219

Total United Arab Emirates - 1.5%		$4,277
United Kingdom
Consumer Staples – 0.4%
Imperial Tobacco Finance plc 3.750%, 7-21-22(G)	1,100	1,112
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.) 3.950%, 1-29-31(G)	200	191
		1,303

Energy – 0.1%
KCA Deutag UK Finance plc:
9.875%, 12-1-25(G)	48	52
9.875%, 12-1-25	257	278
		330

Financials – 1.8%
ANZ New Zealand International Ltd. 3.450%, 1-21-28(G)	500	543
Ardonagh Midco 2 plc 11.500%, 1-15-27(G)	752	841
Barclays plc 4.337%, 1-10-28	700	765
HSBC Holdings plc 4.583%, 6-19-29	600	673
Royal Bank of Scotland Group plc (The) 6.000%, 12-19-23	900	978
State Bank of India 4.375%, 1-24-24(G)	1,500	1,582
		5,382

Materials – 0.2%
AngloGold Ashanti Holdings plc (GTD by AngloGold Ashanti Ltd.):
3.750%, 10-1-30	350	353
6.500%, 4-15-40	120	146
		499

Total United Kingdom - 2.5%		$7,514
United States
Communication Services – 4.5%
Advantage Sales & Marketing, Inc. 6.500%, 11-15-28(G)	881	924
ATP Tower Holdings LLC, Andean Tower Partners Colombia SAS, Andean Telecom Partners Chile S.p.A. and Andean Telecom Partners Peru S.R.L. 4.050%, 4-27-26(G)	300	299
Cars.com, Inc. 6.375%, 11-1-28(G)	294	314
CCO Holdings LLC and CCO Holdings Capital Corp.:
4.500%, 8-15-30(G)	530	543
4.250%, 2-1-31(G)	41	42
Centerfield Media Holdings LLC 6.625%, 8-1-26(G)	210	211
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8-15-27(G)	754	781
7.750%, 4-15-28(G)	253	271
Consolidated Communications, Inc.:

6.500%, 10-1-28(G)	307	326
5.000%, 10-1-28(G)	146	148
CSC Holdings LLC:
5.375%, 2-1-28(G)	343	356
5.750%, 1-15-30(G)	248	247
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875%, 8-15-27(G)	390	400
DISH DBS Corp.:
7.750%, 7-1-26	464	490
7.375%, 7-1-28	106	108
Front Range BidCo, Inc. 4.000%, 3-1-27(G)	185	183
Frontier Communications Corp.:
5.875%, 10-15-27(G)	336	356
5.000%, 5-1-28(G)	203	209
6.750%, 5-1-29(G)	219	228
5.875%, 11-1-29	338	339
Frontier Communications Holdings LLC 6.000%, 1-15-30(G)	216	217
Level 3 Financing, Inc. 3.625%, 1-15-29(G)	125	119
Ligado Networks LLC (15.500% Cash or 15.500% PIK) 15.500%, 11-1-23(G)(H)	1,051	825
Ligado Networks LLC (17.500% Cash or 17.500% PIK) 17.500%, 5-1-24(G)(H)	101	44
MAV Acquisition Corp. 5.750%, 8-1-28(G)	197	195
Midas OpCo Holdings LLC 5.625%, 8-15-29(G)	1,052	1,079
News Corp. 3.875%, 5-15-29(G)	80	81
Northwest Fiber LLC 10.750%, 6-1-28(G)	159	174
Northwest Fiber LLC and Nortwest Fiber Finance Sub, Inc. 6.000%, 2-15-28(B)(G)	197	193
Premier Entertainment Sub LLC and Premier Entertainment Finance Corp.:
5.625%, 9-1-29(G)	850	845
5.875%, 9-1-31(G)	507	509
West Corp. 8.500%, 10-15-25(B)(G)	2,382	2,349
Windstream Escrow LLC 7.750%, 8-15-28(G)	797	846
		14,251

Consumer Discretionary – 5.4%
Adtalem Global Education, Inc. 5.500%, 3-1-28(G)	1,253	1,227
Arches Buyer, Inc.:
4.250%, 6-1-28(G)	621	622
6.125%, 12-1-28(G)	463	466
Asbury Automotive Group, Inc.:
4.500%, 3-1-28	323	330
4.625%, 11-15-29(G)	10	10
4.750%, 3-1-30	436	443
5.000%, 2-15-32(G)	10	11
Bed Bath & Beyond, Inc. 5.165%, 8-1-44	238	198
Boyne USA, Inc. 4.750%, 5-15-29(G)	102	105
Carnival Corp.:
7.625%, 3-1-26(G)	93	98
5.750%, 3-1-27(G)	291	291
9.875%, 8-1-27(G)	203	232
Carvana Co.:
5.500%, 4-15-27(G)	93	92

4.875%, 9-1-29(G)	284	271
D.R. Horton, Inc. 2.600%, 10-15-25	800	826
Everi Holdings, Inc. 5.000%, 7-15-29(G)	210	212
Golden Nugget, Inc. 6.750%, 10-15-24(G)	480	481
Guitar Center Escrow Issuer II, Inc. 8.500%, 1-15-26(G)	26	28
Ken Garff Automotive LLC 4.875%, 9-15-28(G)	112	112
Legends Hospitality Holding Co. LLC 5.000%, 2-1-26(G)	64	64
Lithia Motors, Inc.:
4.625%, 12-15-27(G)	17	18
3.875%, 6-1-29(G)	222	227
4.375%, 1-15-31(G)	162	173
Live Nation Entertainment, Inc. 4.750%, 10-15-27(G)	350	360
Magic MergerCo, Inc.:
5.250%, 5-1-28(G)	351	352
7.875%, 5-1-29(G)	852	840
MajorDrive Holdings IV LLC 6.375%, 6-1-29(G)	743	720
Marriott Ownership Resorts, Inc. (GTD by Marriott Vacations Worldwide Corp.) 6.125%, 9-15-25(G)	153	160
NCL Corp. Ltd.:
12.250%, 5-15-24(G)	221	262
10.250%, 2-1-26(G)	150	174
5.875%, 3-15-26(G)	92	92
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10-1-28(G)	285	295
5.875%, 10-1-30(G)	240	254
Party City Holdings, Inc. 8.750%, 2-15-26(G)	140	145
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK) 10.000%, 8-15-26(G)(H)	37	39
PetSmart, Inc. and PetSmart Finance Corp. 4.750%, 2-15-28(G)	418	430
Royal Caribbean Cruises Ltd. 5.500%, 4-1-28(G)	360	365
Sonic Automotive, Inc.:
4.625%, 11-15-29(G)	97	98
4.875%, 11-15-31(G)	97	98
Staples, Inc.:
7.500%, 4-15-26(G)	2,380	2,449
10.750%, 4-15-27(G)	1,000	943
StoneMor, Inc. 8.500%, 5-15-29(G)	576	596
Tempur Sealy International, Inc. 4.000%, 4-15-29(G)	256	261
Victoria’s Secret & Co. 4.625%, 7-15-29(G)	518	530
		16,000

Consumer Staples – 1.4%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB) 4.000%, 4-13-28	850	946
Keurig Dr Pepper, Inc. 4.597%, 5-25-28	775	882
Kraft Heinz Foods Co. 3.750%, 4-1-30	82	89
Performance Food Group, Inc. 4.250%, 8-1-29(G)	605	601
Pilgrim’s Pride Corp. 4.250%, 4-15-31(G)	433	455

Post Holdings, Inc. 4.500%, 9-15-31(G)	187	186
Reynolds American, Inc. 4.450%, 6-12-25	800	865
Simmons Foods, Inc. 4.625%, 3-1-29(G)	187	184
		4,208

Energy – 2.4%
Ascent Resources Utica Holdings LLC and ARU Finance Corp.:
7.000%, 11-1-26(G)	236	240
8.250%, 12-31-28(G)	25	26
5.875%, 6-30-29(G)	96	92
Bellatrix Exploration Ltd. 8.500%, 9-11-23(E)(J)	228	—
Bellatrix Exploration Ltd. (3.000% Cash and 9.500% PIK) 9.500%, 12-15-23(E)(H)(J)	249	—
Bonanza Creek Energy, Inc. 5.000%, 10-15-26(G)	135	137
California Resources Corp. 7.125%, 2-1-26(G)	61	63
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	180	177
9.000%, 4-1-25(G)	44	48
Chesapeake Escrow Issuer LLC:
5.500%, 2-1-26(G)	197	208
5.875%, 2-1-29(G)	145	155
Colgate Energy Partners III LLC 5.875%, 7-1-29(G)	83	86
Comstock Resources, Inc.:
6.750%, 3-1-29(G)	375	407
5.875%, 1-15-30(G)	225	231
Crestwood Midstream Partners L.P.:
5.750%, 4-1-25	111	114
5.625%, 5-1-27(G)	210	214
6.000%, 2-1-29(G)	49	51
CrownRock L.P. and CrownRock Finance, Inc. 5.000%, 5-1-29(G)	109	113
CVR Energy, Inc. 5.250%, 2-15-25(G)	191	185
Energy Transfer Operating L.P. 6.500%, 11-15-69	267	272
Ferrellgas Escrow LLC and FG Operating Finance Escrow Corp. 5.375%, 4-1-26(G)	187	181
Genesis Energy L.P. and Genesis Energy Finance Corp.:
8.000%, 1-15-27	535	552
7.750%, 2-1-28	345	348
Hess Midstream Operations L.P. 4.250%, 2-15-30(G)	143	142
Laredo Petroleum, Inc.:
9.500%, 1-15-25	537	548
10.125%, 1-15-28	351	369
Moss Creek Resources Holdings Ltd. 10.500%, 5-15-27(G)	33	33
Moss Creek Resources Holdings, Inc. 7.500%, 1-15-26(G)	601	563
Murphy Oil Corp. 6.375%, 7-15-28	92	98
Nine Energy Service, Inc. 8.750%, 11-1-23(G)	375	175

PBF Holding Co. LLC 9.250%, 5-15-25(G)	843	803
Range Resources Corp. 8.250%, 1-15-29	27	30
Rattler Midstream L.P. 5.625%, 7-15-25(G)	187	195
Sunoco L.P. and Sunoco Finance Corp. 4.500%, 4-30-30(G)	160	164
Vine Energy Holdings LLC 6.750%, 4-15-29	397	431
		7,451

Financials – 4.4%
Bank of America Corp. 3.593%, 7-21-28	700	754
BBVA Bancomer S.A.:
1.875%, 9-18-25(G)	600	595
5.875%, 9-13-34(G)	600	656
5.875%, 9-13-34	200	219
BCPE Cycle Merger Sub II, Inc. 10.625%, 7-15-27(G)	851	865
Citadel Finance LLC 3.375%, 3-9-26(G)	800	800
Citigroup, Inc. 3.520%, 10-27-28	700	752
Compass Group Diversified Holdings LLC 5.250%, 4-15-29(G)	754	791
Endo Luxembourg Finance Co. I S.a.r.l. 6.125%, 4-1-29(G)	42	41
Goldman Sachs Group, Inc. (The) 3.814%, 4-23-29	700	762
Industrial and Commercial Bank of China Ltd. 2.957%, 11-8-22	750	762
INTL FCStone, Inc. 8.625%, 6-15-25(G)	478	508
JPMorgan Chase & Co.:
3.540%, 5-1-28	600	652
4.000%, 10-1-68(B)	400	402
LPL Holdings, Inc. 4.000%, 3-15-29(G)	102	105
MetLife, Inc. 10.750%, 8-1-39	530	898
NFP Corp. 6.875%, 8-15-28(G)	2,037	2,046
Provident Funding Associates L.P. and PFG Finance Corp. 6.375%, 6-15-25(G)	733	747
Real Hero Merger Sub 2, Inc. 6.250%, 2-1-29(G)	206	206
TerraForm Power Operating LLC (GTD by TerraForm Power LLC) 5.000%, 1-31-28(G)	115	122
Wells Fargo & Co. 4.300%, 7-22-27	675	753
		13,436

Health Care – 1.7%
Bayer U.S. Finance II LLC 2.850%, 4-15-25(G)	1,000	1,022
Charles River Laboratories International, Inc. 4.250%, 5-1-28(G)	67	70
Encompass Health Corp. 4.625%, 4-1-31	155	158
Fresenius U.S. Finance II, Inc. 4.500%, 1-15-23(G)	1,100	1,130
Heartland Dental LLC 8.500%, 5-1-26(G)	239	247
ModivCare Escrow Issuer, Inc. 5.000%, 10-1-29(G)	402	411
Mozart Debt Merger Sub, Inc.:

3.875%, 4-1-29(G)	579	578
5.250%, 10-1-29(G)	103	105
P&L Development LLC and PLD Finance Corp. 7.750%, 11-15-25(G)	580	581
Par Pharmaceutical, Inc. 7.500%, 4-1-27(G)	342	350
Paratek Pharmaceuticals, Inc. 4.750%, 5-1-24	875	808
		5,460

Industrials – 2.0%
ABC Supply Co., Inc. 4.000%, 1-15-28(G)	73	75
Ahern Rentals, Inc. 7.375%, 5-15-23(G)	535	512
Allied Universal Holdco LLC 6.000%, 6-1-29(G)	108	105
Azul Investments LLP 7.250%, 6-15-26(B)(G)	200	183
BAE Systems Holdings, Inc. 3.800%, 10-7-24(G)	500	532
BWX Technologies, Inc. 4.125%, 4-15-29(G)	59	60
CP Atlas Buyer, Inc. 7.000%, 12-1-28(G)	140	140
Hawaiian Brand Intellectual Property Ltd. and HawaiianMiles Loyalty Ltd. 5.750%, 1-20-26(G)	126	132
LBM Acquisition LLC 6.250%, 1-15-29(G)	176	174
Madison IAQ LLC 4.125%, 6-30-28(G)	42	42
Nesco Holdings II, Inc. 5.500%, 4-15-29(G)	612	633
Prime Security Services Borrower LLC and Prime Finance, Inc. 6.250%, 1-15-28(G)	257	268
Standard Industries, Inc.:
4.750%, 1-15-28(G)	38	39
4.375%, 7-15-30(G)	38	39
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
5.500%, 11-15-27	954	984
4.625%, 1-15-29	191	191
Triumph Group, Inc. 8.875%, 6-1-24(G)	19	21
Wolverine Escrow LLC:
8.500%, 11-15-24(B)(G)	845	785
9.000%, 11-15-26(B)(G)	1,300	1,236
13.125%, 11-15-27(G)	131	84
		6,235

Information Technology – 0.9%
Autodesk, Inc. 2.400%, 12-15-31	130	130
Booz Allen Hamilton, Inc. 3.875%, 9-1-28(G)	74	76
Brightstar Escrow Corp. 9.750%, 10-15-25(G)	254	273
Consensus Cloud Solutions, Inc.:
6.000%, 10-15-26(G)	97	101
6.500%, 10-15-28(G)	233	244
J2 Global, Inc. 4.625%, 10-15-30(G)	137	141
MoneyGram International, Inc. 5.375%, 8-1-26(G)	105	107
NCR Corp.:
5.750%, 9-1-27(G)	107	112
5.000%, 10-1-28(G)	314	324
5.125%, 4-15-29(G)	1,118	1,159
6.125%, 9-1-29(G)	141	151
5.250%, 10-1-30(G)	106	109
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4-15-25(G)	102	115

7.375%, 9-1-25(G)	40	42
		3,084

Materials – 0.5%
American Greetings Corp. 8.750%, 4-15-25(G)	118	122
Canpack S.A. and Canpack U.S. LLC 3.875%, 11-15-29(G)	170	166
GUSAP III L.P. 4.250%, 1-21-30(B)(G)	900	957
LSF9 Atlantis Holdings LLC and Victra Finance Corp. 7.750%, 2-15-26(G)	478	484
		1,729

Real Estate – 0.6%
Aircastle Ltd. 4.400%, 9-25-23	800	838
Crown Castle International Corp. 3.700%, 6-15-26	800	858
Hilton Domestic Operating Co., Inc. 3.750%, 5-1-29(G)	79	80
Uniti Group L.P., Uniti Group Finance 2019, Inc. and CSL Capital LLC (GTD by Uniti Group, Inc.) 4.750%, 4-15-28(B)(G)	60	60
		1,836

Utilities – 0.2%
DT Midstream, Inc.:
4.125%, 6-15-29(G)	82	84
4.375%, 6-15-31(G)	161	168
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.) 3.375%, 6-15-26(G)	87	88
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC) 4.500%, 9-15-27(G)	49	53
Vistra Operations Co. LLC:
5.000%, 7-31-27(G)	132	137
4.375%, 5-1-29(G)	182	183
4.300%, 7-15-29(G)	52	56
		769

Total United States - 24.0%		$74,459
Venezuela
Financials – 0.6%
Corporacion Andina de Fomento:
4.375%, 6-15-22	1,500	1,525
2.375%, 5-12-23	320	326
		1,851

Total Venezuela - 0.6%		$1,851

TOTAL CORPORATE DEBT SECURITIES – 55.7%		$170,594
(Cost: $165,478)

MUNICIPAL BONDS
United States – 1.2%
Cmnwlth of PR, GO Bonds of 2001, Ser A 5.250%, 6-1-22	865	866
Cmnwlth of PR, GO Bonds of 2006, Ser A 4.320%, 6-1-22	700	690

Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2005A 5.250%, 6-1-22	330	330
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2007A 5.000%, 6-1-22	380	379
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A 7.500%, 8-20-40	1,585	1,514
		3,779

TOTAL MUNICIPAL BONDS – 1.2%		$3,779
(Cost: $3,767)

OTHER GOVERNMENT SECURITIES(K)
Argentina – 0.1%
Republic of Argentina:
1.000%, 7-9-29	57	21
0.125%, 7-9-30	1,149	405
		426

Brazil – 0.1%
Federative Republic of Brazil 3.750%, 9-12-31	300	282

Chile – 0.3%
Republic of Chile 2.550%, 7-27-33	1,000	975

Colombia – 0.1%
Republic of Colombia 3.125%, 4-15-31	200	180

Columbia – 0.1%
Republic of Colombia 4.500%, 3-15-29	400	410

Costa Rica – 0.1%
Costa Rica Government Bond 4.250%, 1-26-23(G)	200	203

Dominican Republic – 0.1%
Dominican Republic Government Bond 4.875%, 9-23-32(G)	200	204

Indonesia – 1.1%
Republic of Indonesia:
2.950%, 1-11-23	2,400	2,454
3.850%, 10-15-30(B)	900	1,014
		3,468

Israel – 0.2%
Israel Government Bond 2.750%, 7-3-30	700	746

Mexico – 0.4%
United Mexican States:
4.150%, 3-28-27	600	664
3.250%, 4-16-30	654	671
		1,335

Morocco – 0.2%
Kingdom of Morocco 2.375%, 12-15-27(G)	500	489

Panama – 0.3%
Republic of Panama 3.750%, 4-17-26	900	957

Peru – 0.6%
Republic of Peru:
2.392%, 1-23-26	1,000	1,017
2.783%, 1-23-31	850	848
		1,865

Saudi Arabia – 0.3%
Saudi Arabia Government Bond 2.875%, 3-4-23(G)	1,000	1,025

Serbia – 0.1%
Republic of Serbia 2.125%, 12-1-30(G)	400	376

Spain – 2.0%
Spain Government Bond 0.000%, 1-31-27(I)(L)	EUR5,290	6,031

Uruguay – 0.2%
Republica Orient Uruguay 4.500%, 8-14-24	$600	637

TOTAL OTHER GOVERNMENT SECURITIES – 6.3%		$19,609
(Cost: $19,485)

LOANS (P)
Canada
Financials – 0.3%
Navacord Corp. 0.000%, 3-16-29(E)(M)	CAD40	32
Navacord Corp. (1-Month Canadian Bankers Acceptances plus 425 bps) 5.000%, 3-16-28(E)	180	143
Navacord Corp. (1-Month CDOR plus 425 bps) 5.000%, 3-16-28(E)	789	628
Navacord Corp. (1-Month CDOR plus 750 bps) 8.000%, 3-16-29(E)	400	316
		1,119

Industrials – 0.1%
Garda World Security Corp. (ICE LIBOR plus 425 bps) 4.360%, 10-30-26	$164	164

Total Canada - 0.4%		$1,283

Luxembourg
Communication Services – 0.6%
Intelsat Jackson Holdings S.A.:
0.000%, 7-13-22(M)	83	84
8.625%, 1-2-24(J)	50	50
Intelsat Jackson Holdings S.A. (1-Month ICE LIBOR plus 475 bps) 5.750%, 7-13-22	417	419
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 375 bps) 8.000%, 11-27-23(J)	1,359	1,361
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 450 bps) 8.750%, 1-2-24(J)	42	42
		1,956

Financials – 0.3%
Endo Luxembourg Finance Co. I S.a.r.l. (1-Month ICE LIBOR plus 500 bps) 5.750%, 3-27-28	248	242
MAR Bidco S.a.r.l. (1-Month ICE LIBOR plus 425 bps) 4.750%, 4-21-28	250	250
Sunshine Luxembourg VII S.a.r.l. (1-Month ICE LIBOR plus 375 bps) 4.500%, 10-2-26	248	249
		741

Materials – 0.1%
Archroma Finance S.a.r.l. (3-Month ICE LIBOR plus 425 bps) 4.354%, 8-11-24(E)	339	338

Total Luxembourg - 1.0%		$3,035

Saint Lucia
Communication Services – 0.2%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps) 3.500%, 5-27-24	478	466

Total Saint Lucia - 0.2%		$466

United States
Communication Services – 2.3%
Advantage Sales & Marketing, Inc. (1-Month U.S. LIBOR plus 450 bps) 5.250%, 10-28-27	1,093	1,095
CenturyLink, Inc. (ICE LIBOR plus 200 bps) 2.104%, 1-31-25	852	849
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps) 3.629%, 8-21-26	1,168	1,153
Consolidated Communications, Inc. (1-Month ICE LIBOR plus 350 bps) 4.250%, 10-2-27	179	178
DIRECTV Financing LLC (1-Month ICE LIBOR plus 500 bps) 5.750%, 7-22-27	575	576
Frontier Communications Corp. (1-Month ICE LIBOR plus 375 bps) 4.500%, 10-8-27	249	249
West Corp. (3-Month ICE LIBOR plus 400 bps) 5.000%, 10-10-24	2,397	2,283
Windstream Services LLC (ICE LIBOR plus 625 bps) 7.250%, 9-21-27	243	244
		6,627

Consumer Discretionary – 2.8%
Asurion LLC (ICE LIBOR plus 325 bps) 3.354%, 8-3-27	497	494
Asurion LLC (ICE LIBOR plus 525 bps) 5.354%, 2-3-28	250	250
Caesars Resort Collection LLC (ICE LIBOR plus 450 bps) 3.604%, 7-20-25	247	247
CNT Holdings I Corp. (ICE LIBOR plus 675 bps) 7.500%, 11-6-28	375	378
Empire Today LLC (1-Month ICE LIBOR plus 500 bps):
5.750%, 3-24-28	249	242
5.750%, 4-1-28	88	86
Ensemble RCM LLC (ICE LIBOR plus 375 bps) 3.879%, 8-1-26	247	248
Jo-Ann Stores, Inc. (1-Month ICE LIBOR plus 475 bps) 5.500%, 6-30-28	1,068	1,059
MajorDrive Holdings IV LLC (1-Month ICE LIBOR plus 400 bps) 4.500%, 6-1-28	758	759
Mattress Firm, Inc. (1-Month U.S. LIBOR plus 425 bps) 5.000%, 9-24-28	249	248
Mavis Tire Express Services TopCo L.P. (ICE LIBOR plus 375 bps) 4.750%, 4-30-28	249	249

Michaels Cos., Inc. (The) (1-Month ICE LIBOR plus 425 bps) 5.000%, 4-15-28	422	419
New Cotai LLC (14.000% Cash or 14.000% PIK) 14.000%, 9-10-25(C)(D)(H)	129	126
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps) 2.000%, 10-19-23	78	78
PetSmart, Inc. (ICE LIBOR plus 375 bps) 4.500%, 2-11-28	1,325	1,329
Polaris Newco LLC (ICE LIBOR plus 400 bps) 4.500%, 6-4-28	250	250
Restoration Hardware, Inc. (1-Month U.S. LIBOR plus 250 bps) 3.000%, 10-15-28	249	249
SRS Distribution, Inc. (1-Month ICE LIBOR plus 375 bps) 4.250%, 6-2-28	249	249
Staples, Inc. (ICE LIBOR plus 500 bps) 5.132%, 4-12-26	589	571
Tory Burch LLC (ICE LIBOR plus 350 bps) 3.500%, 4-16-28	249	249
United PF Holdings LLC (ICE LIBOR plus 400 bps) 4.224%, 12-30-26	757	731
United PF Holdings LLC (ICE LIBOR plus 850 bps) 9.500%, 11-12-26(E)	172	172
		8,683

Energy – 0.6%
Ascent Resources Utica Holdings LLC 0.000%, 11-1-25(M)	63	68
Ascent Resources Utica Holdings LLC (1-Month ICE LIBOR plus 900 bps) 10.000%, 11-1-25	116	126
EG America LLC (1-Month ICE LIBOR plus 425 bps): 4.750%, 3-12-26	249	250
EG America LLC (ICE LIBOR plus 400 bps) 4.224%, 2-5-25	272	271
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps) 5.180%, 3-1-26	1,012	795
Foresight Energy LLC (ICE LIBOR plus 800 bps) 9.500%, 6-29-27(C)	292	292
		1,802

Financials – 1.1%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps) 4.604%, 2-28-25	894	893
Apex Group Treasury LLC (1-Month ICE LIBOR plus 375 bps) 4.250%, 7-27-28	249	249
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps) 6.854%, 7-20-26	1,017	1,023
Gulf Finance LLC (1-Month U.S. LIBOR plus 675 bps): 7.750%, 8-25-26	851	797
Lealand Finance Co. B.V. 0.000%, 6-30-24(E)(M)	4	2

Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps) 3.090%, 6-30-24(E)	14	8
LSF11 A5 HoldCo LLC (ICE LIBOR plus 375 bps) 0.000%, 9-30-28(M)	250	250
Sunset Debt Merger Sub, Inc. 0.000%, 9-17-28(M)	194	193
		3,415
Health Care – 1.9%
AHP Health Partners, Inc. (1-Month ICE LIBOR plus 350 bps) 4.000%, 8-5-28	249	250
Albany Molecular Research, Inc. (ICE LIBOR plus 325 bps) 4.500%, 8-30-24	239	240
Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps) 3.625%, 5-4-25	192	190
CCRR Parent, Inc. (ICE LIBOR plus 425 bps) 4.500%, 3-5-28	248	249
CHG Healthcare Services, Inc. (1-Month U.S. LIBOR plus 350 bps) 4.000%, 9-22-28	249	250
Electron Bidco, Inc. (1-Month U.S. LIBOR plus 325 bps) 3.750%, 10-7-28	250	250
Heartland Dental LLC (ICE LIBOR plus 375 bps) 3.604%, 4-30-25	356	353
Mozart Borrower L.P. (ICE LIBOR plus 325 bps) 3.750%, 9-30-28	250	250
MPH Acquisition Holdings LLC (ICE LIBOR plus 425 bps) 4.750%, 8-17-28	176	172
Pathway Vet Alliance LLC (ICE LIBOR plus 375 bps): 3.854%, 3-31-27	249	249
Phoenix Newco, Inc. 0.000%, 8-11-28(M)	250	250
Surgery Center Holdings, Inc. (1-Month ICE LIBOR plus 375 bps) 4.500%, 8-31-26	167	167
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps) 5.030%, 7-26-26	1,884	1,837
Verscend Holding Corp. (1-Month ICE LIBOR plus 400 bps) 4.104%, 8-27-25	249	249
Women’s Care Holdings, Inc. (ICE LIBOR plus 450 bps) 5.250%, 1-15-28	249	249
		5,205

Industrials – 2.8%
Ankura Consulting Group LLC (ICE LIBOR plus 450 bps) 5.250%, 3-17-28(E)	244	245
Bleriot U.S. Bidco, Inc. (ICE LIBOR plus 400 bps) 4.224%, 10-31-26	426	426
CP Atlas Buyer, Inc. (ICE LIBOR plus 375 bps) 4.250%, 11-23-27	798	795
Engineered Machinery Holdings, Inc. (ICE LIBOR plus 375 bps) 4.500%, 5-21-28	250	250
First Student Bidco, Inc. (1-Month U.S. LIBOR plus 300 bps): 3.500%, 7-13-28	250	249

Form Technologies LLC (ICE LIBOR plus 475 bps) 5.750%, 7-22-25(E)	1,889	1,891
Hertz Corp. (The) (1-Month ICE LIBOR plus 350 bps): 3.750%, 6-30-28	249	249
LBM Acquisition LLC: 0.000%, 12-18-27(M)	250	247
Madison IAQ LLC (1-Month ICE LIBOR plus 325 bps) 3.750%, 6-21-28	249	249
Mileage Plus Holdings LLC (ICE LIBOR plus 525 bps) 6.250%, 6-20-27	177	187
Olympus Water U.S. Holding Corp. (1-Month U.S. LIBOR plus 375 bps) 4.250%, 9-21-28	250	250
PAE Holding Corp. (ICE LIBOR plus 450 bps) 5.250%, 10-19-27	2,166	2,172
TruGreen L.P. (1-Month ICE LIBOR plus 400 bps) 4.750%, 11-2-27	248	248
United Airlines, Inc. (1-Month ICE LIBOR plus 375 bps) 4.500%, 4-21-28	248	250
WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps) 6.750%, 6-21-26	344	337
WR Grace Holdings LLC (1-Month U.S. LIBOR plus 375 bps) 4.250%, 8-11-28	250	251
		8,296

Information Technology – 2.8%
Applied Systems, Inc. (ICE LIBOR plus 550 bps) 6.250%, 9-19-25	547	553
Atlas CC Acquisition Corp. (1-Month ICE LIBOR plus 425 bps): 5.000%, 5-25-28	249	250
CommerceHub, Inc. (1-Month ICE LIBOR plus 475 bps) 7.750%, 12-29-28(E)	433	424
CommerceHub, Inc. (ICE LIBOR plus 400 bps) 4.750%, 12-29-27	397	393
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps) 4.000%, 5-1-24	617	611
Delta Topco, Inc. (ICE LIBOR plus 375 bps) 4.500%, 12-1-27	249	249
Gainwell Acquisition Corp. (ICE LIBOR plus 400 bps) 4.750%, 10-1-27	1,889	1,896
Ivanti Software, Inc. (1-Month ICE LIBOR plus 400 bps) 4.750%, 12-1-27	97	97
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps) 4.603%, 11-30-25	1,509	1,463
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps) 8.853%, 11-30-26	534	488
MoneyGram International, Inc. (1-Month U.S. LIBOR plus 425 bps) 5.000%, 7-21-26	161	162
Orion Adviser Solutions, Inc. (ICE LIBOR plus 375 bps) 4.500%, 9-24-27	248	248
Peraton Corp. (1-Month ICE LIBOR plus 375 bps) 4.500%, 2-1-28	258	259

Riverbed Technology, Inc. (6.500% Cash or 4.500% PIK) 7.500%, 12-31-26(H)(J)	2,323	650
Sovos Compliance LLC 0.000%, 8-12-28(M)	37	37
Sovos Compliance LLC (1-Month ICE LIBOR plus 450 bps) 5.000%, 7-29-28	213	214
Sunshine Software Merger Sub, Inc. (1-Month U.S. LIBOR plus 375 bps) 4.250%, 9-21-28	250	250
		8,244

Materials – 0.5%
Aruba Investments Holdings LLC (ICE LIBOR plus 400 bps) 4.750%, 11-24-27	248	249
Berlin Packaging LLC (1-Month ICE LIBOR plus 375 bps): 4.250%, 3-11-28	249	249
Geon Performance Solutions LLC (1-Month ICE LIBOR plus 475 bps) 5.500%, 8-20-28	249	252
NIC Acquisition Corp. (1-Month ICE LIBOR plus 375 bps) 4.500%, 12-29-27	132	131
NIC Acquisition Corp. (1-Month ICE LIBOR plus 775 bps) 8.500%, 12-29-28	85	84
Trident TPI Holdings, Inc. 0.000%, 9-17-28(M)	19	19
Trident TPI Holdings, Inc. (1-Month U.S. LIBOR plus 400 bps): 4.500%, 7-29-28	231	231
		1,215

Utilities – 0.1%
Dispatch Acquisition Holdings LLC (1-Month ICE LIBOR plus 425 bps) 5.000%, 3-25-28	249	248

Total United States - 14.9%		$43,735

TOTAL LOANS – 16.5%		$48,519
(Cost: $49,166)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 0.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO 2.500%, 6-15-39	102	103
Federal National Mortgage Association Agency REMIC/CMO 3.000%, 2-25-44	81	83
Government National Mortgage Association Fixed Rate Pass-Through Certificates 3.500%, 4-20-34	34	36
		222

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$222
(Cost: $222)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 14.6%
U.S. Treasury Notes:
0.250%, 6-15-24	3,000	2,956
2.875%, 7-31-25	1,735	1,844
0.250%, 10-31-25	3,500	3,383
2.250%, 11-15-25	2,250	2,344
0.375%, 11-30-25	3,500	3,394
0.375%, 12-31-25	2,300	2,230
0.500%, 2-28-26	1,600	1,555
1.625%, 10-31-26	400	407
0.375%, 7-31-27	1,700	1,615
0.500%, 8-31-27	1,000	954
0.375%, 9-30-27	1,800	1,704
0.500%, 10-31-27	2,000	1,904
0.625%, 11-30-27	400	383
1.250%, 4-30-28	1,500	1,487
1.250%, 6-30-28	3,100	3,069
1.500%, 11-30-28	9,170	9,209
1.375%, 11-15-31	6,000	5,926
		44,364

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 14.6%		$44,364
(Cost: $44,707)

SHORT-TERM SECURITIES	Shares
Money Market Funds(N) – 5.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	10,300	10,300
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(O)	5,724	5,724
		16,024

TOTAL SHORT-TERM SECURITIES – 5.3%		$16,024
(Cost: $16,024)

TOTAL INVESTMENT SECURITIES – 101.5%		$308,486
(Cost: $307,638)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.5)%		(4,667)

NET ASSETS – 100.0%		$303,819

Notes to Schedule of Investments

   * Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $6,478 are on loan.
(C)	Restricted securities. At December 31, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
Foresight Energy L.P.	6-30-20 to 9-8-20	42	$829	$976
New Cotai Participation Corp., Class B	9-29-20	414	3,631	530
Studio City International Holdings Ltd. ADR	8-5-20	19	297	102
True Religion Apparel, Inc.	1-22-21	–*	100	53
Foresight Energy LLC (ICE LIBOR plus 800 bps)	12-31-20	292	292	292
New Cotai LLC (14.000% Cash or 14.000% PIK)	9-10-20 to 3-16-21	129	129	126
Targa Resources Corp., 9.500%	10-24-17	1	1,624	1,569
True Religion Apparel, Inc.	1-22-21	–*	38	11
			$6,940	$3,659

The total value of these securities represented 1.2% of net assets at December 31, 2021.

(D)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)	Securities whose value was determined using significant unobservable inputs.

(F)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021 the total value of these securities amounted to $130,326 or 42.9% of net assets.

(H)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro).

(J)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(K)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(L)	Zero coupon bond.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Rate shown is the annualized 7-day yield at December 31, 2021.

(O)	Investment made with cash collateral received from securities on loan.

(P)

Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2021. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at December 31, 2021:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	5,350	U.S. Dollar	6,007	2-18-22	Citibank N.A.	$—	$89
Canadian Dollar	1,400	U.S. Dollar	1,086	2-18-22	JPMorgan Securities LLC	—	21
						$—	$110

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$1,154	$—	$—
Consumer Discretionary	589	—	583
Energy	—	475	976
Total Common Stocks	$1,743	$475	$1,559
Preferred Stocks	—	1,581	—
Warrants	17	—	—
Corporate Debt Securities	—	170,594	—
Municipal Bonds	—	3,779	—
Other Government Securities	—	19,609	—
Loans	—	44,320	4,199
United States Government Agency Obligations	—	222	—
United States Government Obligations	—	44,364	—
Short-Term Securities	16,024	—	—
Total	$17,784	$284,944	$5,758

Liabilities
Forward Foreign Currency Contracts	$—	$110	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans

Beginning Balance 10-1-21	$1,833	$4,732

Net realized gain (loss)	-	(21)

Net change in unrealized appreciation (depreciation)	(274)	(24)

Purchases	-	-	*

Sales	-	(457)

Amortization/Accretion of premium/discount	-	3

Transfers into Level 3 during the period	-	245

Transfers out of Level 3 during the period	-	(279)

Ending Balance 12-31-21	$1,559	$4,199

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-21	$(274)	$39

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-21	Valuation Technique(s)	Unobservable Input(s)	Input Value
Assets

Common Stocks	$53	Market approach	Revenue multiple	0.64x
			EBITDA multiple	4.43x
	976	Market approach	Illiquidity discount	30.00%
	530	Market approach	Financials	N/A
			Premium	20.00%

Loans	4,199	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$307,638

Gross unrealized appreciation	9,006

Gross unrealized depreciation	(8,158)

Net unrealized appreciation	$848